Non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Non controlling Interest [Abstract]
Detailed information of changes in noncontrolling interests [Text Block]
The following table summarizes the changes in non-controlling interests from
June 30, 2017
through
June 30, 2018
.

	Haibo Education	Haibo Logistic	Total
	RMB	RMB	RMB
Balance at June 30, 2017	—	—	—
Transfer of equity interests to non-controlling interest shareholders (19(a)(x))	2,640	2,200	4,840
Net profit attributed to non-controlling interest shareholders	6,750	1,564	8,314
Balance at June 30, 2018	9,390	3,764	13,154